Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Transactions with Related Parties
Summary of principal transactions carried out by Group with affiliated companies, including equity investees, stockholders and entities in which stockholders have an equity interest

	2017		2016		2015
Revenues, other income and interest income:
Royalties (Univision) (a)	Ps.	5,930,238	Ps.	6,124,679	Ps.	4,986,562
Programming production and transmission rights (b)	1,102,470		745,717		462,410
Telecom services (c)	—		5,593		5,288
Administrative services (d)	86,649		24,753		43,117
Advertising (e)	58,637		78,675		100,024
Other income (f)	—		—		1,038,314
Interest income (g)	80,397		49,511		178,810
Other finance income (h)	—		—		2,194,981

	Ps.	7,258,391	Ps.	7,028,928	Ps.	9,009,506

Costs and expenses
Donations	Ps.	143,470	Ps.	197,122	Ps.	127,641
Administrative services (d)	15,816		31,335		31,142
Technical services (i)	67,752		104,030		156,704
Programming production, transmission rights and telecom (j)	490,698		479,251		403,500

	Ps.	717,736	Ps.	811,738	Ps.	718,987

(a)

The Group receives royalties from Univision for programming provided pursuant to an amended PLA, pursuant to which Univision has the right to broadcast certain Televisa content in the United States for a term that commenced on January 1, 2011 and ends on the later of 2025 (or 2030 upon consummation of a qualified public equity offering of UHI by July 1, 2019) or 7.5 after the Group has sold two-thirds of its initial investment in UHI made in December 2010. The amended PLA includes a provision for certain yearly minimum guaranteed advertising, with a value of U.S.$44.8 million (Ps.849,557), U.S.$43.9 million (Ps.817,249)and U.S.$69.2 million (Ps.1,104,875) for the fiscal years 2017, 2016 and 2015, respectively, to be provided by Univision, at no cost, for the promotion of the Group’s businesses (see Notes 3, 9 and 10).

(b)	Services rendered to Univision and Televisa CJ Grand in 2017, 2016 and 2015.

(c)	Services rendered to Univision and GTAC in 2016 and 2015.

(d)

The Group receives revenue from and is charged by affiliates for various services, such as equipment rental, security and other services, at rates which are negotiated. The Group provides management services to affiliates, which reimburse the Group for the incurred payroll and related expenses.

(e)	Advertising services rendered to OCEN, Univision and Editorial Clío, Libros y Videos, S.A. de C.V. (“Editorial Clío”) in 2017, 2016 and 2015, and Televisa CJ Grand in 2017 and 2016.

(f)

Includes in 2015 an exceptional income from Univision in the amount of U.S.$67.6 million (Ps.1,038,314), as a result of the early termination of a technical assistance agreement with Univision, which cash proceeds were received by the Group in April 2015.

(g)	In 2015 includes interest income from the Group’s investment in convertible debentures issued by UHI in the aggregate amount of Ps.142,010 (see Note 9).

(h)

In July 2015, the Group recognized in consolidated other finance income, net, a cash amount of U.S.$135.1 million (Ps.2,194,981) paid by UHI as a payment for the exchange of the Group’s former investment in Convertible Debentures issued by UHI for Warrants that are exercisable for UHI’s common stock (see Notes 3 and 9).

(i)	In 2017, 2016 and 2015, Sky received services from a subsidiary of DirecTV Latin America for play-out, uplink and downlink of signals.

(j)

Paid mainly to Univision in 2017, 2016 and 2015. The Group pays royalties to Univision for programming provided pursuant to a Mexico License Agreement, under which the Group has the right to broadcast certain Univision’s content in Mexico for the same term as that of the PLA. It also includes payments to GTAC in 2017, 2016 and 2015 (see Notes 3, 9 and 10).

Summary of balances of receivables and payables between the Group and related parties

	2017		2016
Current receivables
UHI, including Univision (1)	Ps.	657,601	Ps.	684,159
Operadora de Centros de Espectáculos, S.A. de C.V.	41,080		77,044
Editorial Clío	23,045		28,091
Televisa CJ Grand	77,991		77,089
Other	60,503		39,189

	Ps.	860,220	Ps.	905,572

Current payables:
UHI, including Univision (1)	Ps.	964,959	Ps.	1,031,367
DirecTV Group, Inc.	6,713		24,342
Other	19,797		32,517

	Ps.	991,469	Ps.	1,088,226

(1)

As of December 31, 2017 and 2016, the Group recognized a provision in the amount of Ps.964,959 and Ps.1,031,367, respectively, associated with a consulting arrangement entered into by the Group, UHI and an entity controlled by the chairman of the Board of Directors of UHI, by which upon consummation of a qualified initial public offering of the shares of UHI or an alternative exit plan for the main current investors in UHI, the Group would pay the entity a portion of a defined appreciation in excess of certain preferred returns and performance thresholds of UHI. In March 2018, UHI announced that it has determined not to utilize the registration statement initially filed on July 2, 2015 for an initial public offering in the United States. As of December 31, 2017 and 2016, receivables from UHI related primarily to the PLA amounted to Ps.657,601 and Ps.684,159, respectively.